Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2025	2024
Furniture, office, IT equipment and software	385,399	387,374
Total	385,399	387,374
Less accumulated depreciation	(116,931)	(69,864)
Property and equipment, net	268,468	317,510